Redeemable Noncontrolling Interest (Notes)	12 Months Ended
Dec. 31, 2013
Temporary Equity Disclosure [Abstract]
Redeemable noncontrolling interest
Redeemable Noncontrolling Interest:
On February 25, 2010, PMI’s affiliate, Philip Morris Philippines Manufacturing Inc. (“PMPMI”), and Fortune Tobacco Corporation (“FTC”) combined their respective business activities by transferring selected assets and liabilities of PMPMI and FTC to a new company called PMFTC Inc. (“PMFTC”). PMPMI and FTC hold equal economic interests in PMFTC, while PMI manages the day-to-day operations of PMFTC and has a majority of its Board of Directors. Consequently, PMI accounted for the contributed assets and liabilities of FTC as a business combination.

The fair value of the assets and liabilities contributed by FTC in this non-cash transaction was determined to be $1.17 billion. At the time of the business combination, FTC was given the right to sell its interest in PMFTC to PMI, except in certain circumstances, during the period from February 25, 2015, through February 24, 2018, at an agreed-upon value of $1.17 billion, which was recorded on PMI’s consolidated balance sheet as a redeemable noncontrolling interest at the date of the business combination. On December 10, 2013, FTC terminated the agreement related to this exit right. As a result, the amount included in the consolidated balance sheet as redeemable noncontrolling interest was reclassified to noncontrolling interests within stockholders' deficit on the December 31, 2013 consolidated balance sheet.

The movement in redeemable noncontrolling interest during the years ended December 31, 2013, 2012 and 2011 was as follows:

(in millions)
Redeemable noncontrolling interest at January 1, 2011	$1,188
Share of net earnings	97
Dividend payments	(73)
Currency translation	—
Redeemable noncontrolling interest at December 31, 2011	$1,212
Share of net earnings	171
Dividend payments	(105)
Currency translation	25
Net loss and prior service cost	(2)
Redeemable noncontrolling interest at December 31, 2012	$1,301
Share of net earnings	99
Dividend payments	(94)
Currency translation losses	(33)
Net loss and prior service cost	2
Termination of rights agreement	(1,275)
Redeemable noncontrolling interest at December 31, 2013	$—

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